Financial risk management - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial risk management
Percentage of strengthened/weakened in risk assumption	5.00%
Decrease/increase in net loss	¥ 61,584,000	¥ 43,498,000	¥ 14,577,000
Receivables	656,626,000	1,159,572,000
Net debt outstanding	0
Individually assessed | Gross carrying amount
Financial risk management
Receivables	1,269,000	1,296,000
Individually assessed | Accumulated depreciation
Financial risk management
Allowance for losses of individual assess receivables	¥ (1,269,000)	¥ (1,296,000)